Property, plant and equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Cost	$ 22,257	$ 22,165
Accumulated Depreciation	16,463	16,560
Net Book Value	5,794	5,605
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	3,586	3,598
Accumulated Depreciation	2,853	2,855
Net Book Value	733	743
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	118	119
Accumulated Depreciation	90	90
Net Book Value	28	29
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	13,592	13,584
Accumulated Depreciation	9,429	9,505
Net Book Value	4,163	4,079
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	4,961	4,864
Accumulated Depreciation	4,091	4,110
Net Book Value	$ 870	$ 754